Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Accounts receivable, related parties, current	$ 5,580	$ 0
Due to Related Parties, Current	$ 151,452	$ 0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	325,000,000	325,000,000	325,000,000
Common stock, shares issued	234,953,286	234,953,286	249,418,545
Common stock, shares outstanding	234,953,286	234,953,286	249,418,545
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000	25,000
Preferred stock, shares issued	14,950	14,000
Preferred stock, shares outstanding	14,950	14,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000	2,000
Preferred stock, shares issued	200	200
Preferred stock, shares outstanding	200	200